STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit during Development Stage [Member]	Total
Beginning Balance at Apr. 30, 2012	$ 904,500		$ (894,566)	$ 9,934
Beginning Balance (Shares) at Apr. 30, 2012	904,500,000
Forgiveness of loans from shareholders		3,785		3,785
Payments of common stock offering costs				0
Net loss			(44,796)	(44,796)
Ending Balance at Apr. 30, 2013	904,500	3,785	(939,362)	(31,077)
Beginning Balance (Shares) at Apr. 30, 2013	904,500,000
Common shares sold at $0.03 per share	49,330	1,430,570		1,479,900
Common shares sold at $0.03 per share (Shares)	49,330,000
Payments of common stock offering costs		(31,104)		(31,104)
Net loss			(165,659)	(165,659)
Ending Balance at Apr. 30, 2014	$ 953,830	$ 1,403,251	$ (1,105,021)	$ 1,252,060
Ending Balance (Shares) at Apr. 30, 2014	953,830,000